Schedule of Earnings or Loss Per Share (Details) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025		Dec. 31, 2025	Dec. 31, 2024
EarningsOrLossPerShareLineItem [Line Items]
Net loss from continuing operations	$ (197,000)		$ (4,206,000)
Net income (loss)	$ (197,000)		$ (81,000)		$ (2,998,000)	$ (11,212,000)
Earning (Loss) per share from continuing operations- Basic	$ (0.04)		$ (11.52)
Earning (Loss) per share from continuing operations- Diluted	(0.04)		(11.52)
Earning (Loss) per share from discontinuing operations- Basic			11.29
Earning (Loss) per share from discontinuing operations- Diluted			$ 11.29
Earning (Loss) per share - Basic					$ (6.45)	$ (502.46)
Earning (Loss) per share - Diluted					$ (6.45)	$ (502.46)
Future NRG Sdn. Bhd. [Member]
EarningsOrLossPerShareLineItem [Line Items]
Net loss from continuing operations	$ (45,890)		$ (1,026)		$ (67,140)	$ (123,433)
Net income from discontinued operations					2,557,550	921,119
Net income (loss)	$ (45,890)		$ (1,026)		$ 2,490,410	$ 797,686
Earning (Loss) per share from continuing operations- Basic	$ (0.0016)	[1]	$ (0.0037)	[1]	$ (0.0024)	$ (0.0044)
Earning (Loss) per share from continuing operations- Diluted	(0.0016)	[1]			(0.0024)	(0.0044)
Earning (Loss) per share from discontinuing operations- Basic		[1]		[1]	0.0913	0.0329
Earning (Loss) per share from discontinuing operations- Diluted		[1]		[1]	0.0913	0.0329
Earning (Loss) per share - Basic	(0.0016)	[1]	(0.0037)	[1]	0.0889	0.0285
Earning (Loss) per share - Diluted	$ (0.0016)	[1]	$ (0.0037)	[1]	$ 0.0889	$ 0.0285

[1]	No potentially dilutive securities existed in any period presented. Basic and diluted EPS are identical.